Secured Borrowings (Schedule Of Secured Borrowings Balance, Net Of Unamortized Debt Discounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	$ 2,335,328		$ 2,254,705
Class G One Notes Payable [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	532,035		575,326
Weighted average interest rate	3.04%	[1]	3.63%	[1]
Maturity Date	Nov. 14, 2033
Nord LB Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	408,484		440,456
Weighted average interest rate	4.15%	[1]	4.15%	[1]
Maturity Date	Nov. 01, 2018
CBA Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	113,208		159,802
Weighted average interest rate	4.63%	[1]	4.91%	[1]
CBA Facility [Member] | Minimum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Jun. 01, 2018
CBA Facility [Member] | Maximum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Oct. 01, 2020
Term Loan [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	443,383		465,103
Weighted average interest rate	5.19%	[1]	4.50%	[1]
Maturity Date	Aug. 01, 2019
Fly Acquisition II [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	121,589		126,766
Weighted average interest rate	4.15%	[1]	4.16%	[1]
Maturity Date	Jul. 01, 2018
Other Aircraft Secured Borrowings [Member]
Secured borrowings balance, net of unamortized debt discounts
Net carrying value of secured borrowings	$ 716,629		$ 487,252
Weighted average interest rate	3.89%	[1]	4.71%	[1]
Other Aircraft Secured Borrowings [Member] | Minimum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Dec. 01, 2015
Other Aircraft Secured Borrowings [Member] | Maximum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Dec. 01, 2025

[1]	Represents the contractual interest rates and effect of derivative instruments, and excludes the amortization of debt discounts and debt issuance costs.